Notes to the Consolidated statements of Profit and Loss and Other Comprehensive Income - Summary of Current Income Tax Expenses and Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021		Sep. 30, 2020
Profit or loss [abstract]
Earnings before taxes	€ (565.9)	€ (36.2)		€ (22.6)
Expected income tax rate (of the parent company)	30.20%	30.20%		33.00%
Income tax benefits based on the expected income tax rate	€ 170.8	€ 10.9		€ 7.4
Differences between the company’s domestic and foreign tax rates	(5.3)	0.3		(0.7)
Non-deductible operating expenses	(145.8)	(0.5)		(0.4)
Effects of prior year taxes	(1.6)	0.0		0.1
Non-taxable income	132.4	0.0		0.0
Non-recognition of deferred tax assets from temporary differences and tax loss carryforwards	13.9	12.1		4.0
Non-deductible share listing expenses	36.8	0.0		0.0
Non-deductible goodwill impairment losses	(73.5)	0.0		0.0
Other	0.3	(0.2)		(0.5)
Total	€ 26.6	€ (1.6)	[1]	€ 1.9
Effective tax rate	(4.70%)	4.40%		(8.20%)

[1]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.